Net Loss Per Share - Schedule of Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income attributable to the shareholders of Teekay Corporation	$ 133,770	$ 150,641	$ 78,407
Net Income (Loss) Attributable to Parent, Diluted	$ 132,739	$ 148,887	$ 79,482
Basic and Diluted (shares)	91,285,538	94,484,659	102,119,129
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	0	0	1,810,599
Dilutive effect of stock-based compensation (shares)	1,989,493	2,160,310	485,869
Net income attributable to the shareholders of Teekay Corporation, continuing operations	$ 133,770	$ 150,641	$ 36,755
Net income attributable to the shareholders of Teekay Corporation, discontinued operations	$ 0	$ 0	$ 41,652
Common stock and common stock equivalents (shares)	93,275,031	96,644,969	104,415,597
• Basic income from continuing operations attributable to shareholders of Teekay Corporation	$ 1.47	$ 1.59	$ 0.36
• Diluted income	$ 1.42	$ 1.54	$ 0.76
Accretion add back due to If-converted method adoption	$ 0	$ 0	$ 143
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net Income (Loss) Attributable to Parent, Diluted	$ 132,739	$ 148,887	$ 79,482
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	0	0	1,810,599
• Diluted income	$ 1.42	$ 1.54	$ 0.76
Common stock related to non-forteitable equity based awards	1,000,000	800,000	800,000
• Basic income	$ 1.47	$ 1.59	$ 0.77
• Diluted income from continuing operations attributable to shareholders of Teekay Corporation	1.42	1.54	0.35
• Diluted income from discontinued operations attributable to shareholders of Teekay Corporation	$ 0	$ 0	$ 0.40
Interest Expense, Subordinated Notes and Debentures	$ 0	$ 0	$ 1,675
• Basic income from discontinued operations attributable to shareholders of Teekay Corporation	$ 0	$ 0	$ 0.41
Teekay Tankers
Earnings Per Share [Abstract]
Net income attributable to the shareholders of Teekay Corporation	$ 124,131	$ 146,762	$ 56,229
dilutive impact of stock-based awards	1,031	1,754	743
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
dilutive impact of stock-based awards	$ 1,031	$ 1,754	$ 743